Average Annual Total Returns (Invesco Van Kampen V.I. Capital Growth Fund)	12 Months Ended
	May 02, 2011
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
10 Years	1.42%
Russell 1000 Growth Index
Average Annual Total Returns
Label	Russell 1000® Growth Index	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	16.71%
5 Years	3.75%
10 Years	0.02%
Lipper VUF Large-Cap Growth Funds Index
Average Annual Total Returns
Label	Lipper VUF Large-Cap Growth Funds Index	[1]
1 Year	14.92%
5 Years	2.64%
10 Years	(0.12%)
Series I shares, Invesco Van Kampen V.I. Capital Growth Fund
Average Annual Total Returns
Label	Series I: Inception (07/03/95)
Inception Date	Jul. 03, 1995
1 Year	19.84%
5 Years	4.08%
10 Years	(1.83%)

[1]	The Fund has elected to include three benchmark indices: the S&P® 500 Index, the Russell 1000® Growth Index and the Lipper VUF Large-Cap Growth Funds Index. The Fund has elected to use the S&P 500® Index as its broad-based benchmark instead of the Russell 1000® Growth Index to provide investors a broad proxy for the U.S. market. The Russell 1000® Growth Index is the style-specific benchmark and is the proxy that most appropriately reflects the Fund's investment process. The Lipper VUF Large-Cap Growth Funds Index has been added as a peer group benchmark.